Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
10.	Intangible assets, net
Intangible assets consist of the following:

	As of
	December 31, 2020	December 31, 2021
Cost:
Acquired user data	—	127,133
Acquired right to operate an online audio/video content platform including deferred tax liabilities impact	96,130	96,130
Computer software	12,176	12,290
Developed technology	—	9,000

Total cost	108,306	244,553
Less: Accumulated amortization	(25,183)	(79,283)

Intangible assets, net	83,123	165,270

The right to operate an online audio/video content platform was acquired on November 1, 2018 through an acquisition of 100% equity interests of a company for a total cash considerations of RMB 72.1 million and is owned by a consolidated VIE of the Group upon the completion of the transaction. The acquisition was accounted for as an asset acquisition rather than a business combination as what the company acquired did not meet the criteria of a business and substantially all of the fair value of the gross assets acquired was concentrated in a single asset, which met the screen test criteria to be an asset acquisition for the adopted ASU
2017-01.
A deferred tax liability of RMB 24.0 million arising from the difference between the accounting basis and tax basis of the identifiable intangible asset is recognized and will be realized over 10 years which is in line with the acquired right’s amortization period. The recognition of the deferred tax liability related to the intangible asset in turn increases the book basis of the asset. The acquired right to operate an online audio/video content platform with amount of RMB 96.1 million is amortized over 10 years on a straight-line basis.
The Company also acquired intangible assets of RMB136.1 million including developed technology and user data (Note 20). The transfer of the intangible assets was completed in January 2021. The acquired technology with amount of RMB9 million will be amortized over 5 years and user data related assets of RMB127.1 million will be amortized over 3 years, both on a straight-line basis.
Amortization expense for intangible assets for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Year ended December 31,
	2019	2020	2021
Cost of revenues	9,613	9,613	9,613
Research and development expenses	—	—	825
Sales and marketing expenses	—	—	38,846
General and administrative expenses	942	3,413	4,815

Total	10,555	13,026	54,099

Future intangible asset amortization as of December 31, 2021 is as follows:

Year ended December 31,	Amortization Expense
2022	56,712
2023	54,682
2024	14,969
2025	11,437
2026	9,787
Thereafter	17,683

Total	165,270